Note 33 - Principal subsidiaries - Percentage of Ownership of Each Controlled Company (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Percentage of ownership		50.00%
Canada | ALGOMA TUBES INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Canada | TENARIS GLOBAL SERVICES (CANADA) INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Netherlands | EXIROS B.V. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	50.00%	50.00%	50.00%
Netherlands | TENARIS CONNECTIONS BV [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Netherlands | TENARIS INVESTMENTS (NL) B.V. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Brazil | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Italy | DALMINE S.p.A. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
USA | HYDRIL COMPANY [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
USA | MAVERICK TUBE CORPORATION and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
USA | TENARIS BAY CITY, INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
USA | TENARIS GLOBAL SERVICES (U.S.A.) CORPORATION [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Indonesia | P.T. SEAMLESS PIPE INDONESIA JAYA [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	89.00%	89.00%	89.00%
Romania | SILCOTUB S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Saudi Arabia | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	47.79%	48.00%	48.00%
Argentina | OILFIELD SERVICES SOCIEDAD ANONIMA [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Argentina | SIAT SOCIEDAD ANONIMA [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Argentina | SIDERCA SOCIEDAD ANONIMA INDUSTRIAL Y COMERCIAL and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Portugal | TALTA - TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Uruguay | TENARIS GLOBAL SERVICES S.A. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
United Kingdom | TENARIS GLOBAL SERVICES (UK) LTD [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Luxembourg | TENARIS GLOBAL SERVICES and INVESTMENTS S.àr.l. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
China | TENARIS QINGDAO STEEL PIPES LTD. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Colombia | TENARIS TUBOCARIBE LTDA. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Mexico | TUBOS DE ACERO DE MEXICO, S.A. and subsidiaries
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%

[1]	All percentages rounded.